Accrued Expenses and Other Liabilities (Details) - Private Placement [Member] - Common Class A [Member] $ / shares in Units, $ in Millions	Dec. 08, 2025 USD ($) $ / shares shares
Accrued Expenses and Other Liabilities [Line Items]
Share of private placement offering | shares	10,000,000
Subscription price per share | $ / shares	$ 1.42
Gross proceeds from private placement | $	$ 14.2